Other current and non-current assets - Other current assets (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Jun. 30, 2024
Other current and non-current assets
Right of return assets	€ 51,373	€ 13,205
Current VAT receivables	3,223
Prepaid expenses	20,852	4,233
Receivables from payment service providers	9,033	1,086
Advance payments	10,043	2,582
DDP duty drawbacks	9,722	14,352
Other current assets	23,336	7,604
Current tax receivables	7,183	2,244
Total other current assets	€ 134,766	€ 45,306